March 6, 2003


SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Re: Spirit of America Investment Fund, Inc. (the "Company")
    No. 333-27925
    No. 811-08231

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Company, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Spirit of America Real Estate Fund and Spirit of America Value Fund of the Company do not differ materially from those contained in Post-Effective Amendment No. 8/10 (the "Amendment") to the Registration Statement on Form N-1A. This Amendment was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on February 28, 2003.

Please contact the undersigned at (610) 382-8662 should you have any questions.

Sincerely,


/s/ Jeremy Steich
Jeremy Steich
Regulatory Administrator


cc:	Dan Chafetz, Spirit of America Management Co.
	Stephanie Djinis Esq., The Law Offices of Stephanie Djinis